Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables and Accrued Expenses
Schedule of components of other payables and accrued expenses

	As of December 31,
	2011	2012
	RMB	RMB

Business and other tax payable	37,460	26,117
Refundable deposits from employees and agents	14,542	12,714
Professional fees	12,291	12,378
Advances from third parties	7,512	16,014
Payables for addition of office equipment, furniture and fixtures	9,666	38,537
Insurance compensation claim payable to customers	2,408	2,699
Other	8,803	7,665
Total	92,682	116,124